Income Taxes - Movement in Net Deferred Tax Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	$ 1,526	$ 1,251
Acquisitions (disposals) through business combinations	(226)
Charged to statement of operations	93	196
Charged to other comprehensive income	237	85
Charged to equity, other than other comprehensive income	15
Foreign exchange rate movements and Other	7	(6)
Ending balance, deferred tax assets	1,652	1,526
Investments
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(1,178)	(1,240)
Acquisitions (disposals) through business combinations	1
Charged to statement of operations	492	53
Charged to other comprehensive income	135	25
Charged to equity, other than other comprehensive income	0
Foreign exchange rate movements and Other	13	(16)
Ending balance, deferred tax assets	(537)	(1,178)
Policy liabilities
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	1,727	1,621
Acquisitions (disposals) through business combinations	10
Charged to statement of operations	(380)	48
Charged to other comprehensive income	85	30
Charged to equity, other than other comprehensive income	0
Foreign exchange rate movements and Other	(19)	28
Ending balance, deferred tax assets	1,423	1,727
Deferred acquisition costs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	74	82
Acquisitions (disposals) through business combinations	0
Charged to statement of operations	4	(9)
Charged to other comprehensive income	0	0
Charged to equity, other than other comprehensive income	0
Foreign exchange rate movements and Other	6	1
Ending balance, deferred tax assets	84	74
Losses available for carry forward
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	853	708
Acquisitions (disposals) through business combinations	32
Charged to statement of operations	(10)	125
Charged to other comprehensive income	92	17
Charged to equity, other than other comprehensive income	15
Foreign exchange rate movements and Other	4	3
Ending balance, deferred tax assets	986	853
Pension and other employee benefits
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	301	322
Acquisitions (disposals) through business combinations	8
Charged to statement of operations	(6)	(14)
Charged to other comprehensive income	(75)	9
Charged to equity, other than other comprehensive income	0
Foreign exchange rate movements and Other	14	(16)
Ending balance, deferred tax assets	242	301
Other
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(251)	(242)
Acquisitions (disposals) through business combinations	(277)
Charged to statement of operations	(7)	(7)
Charged to other comprehensive income	0	4
Charged to equity, other than other comprehensive income	0
Foreign exchange rate movements and Other	(11)	(6)
Ending balance, deferred tax assets	$ (546)	$ (251)